INCOME TAXES - DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
DEFERRED TAX ASSETS
Pension and postretirement benefits	$ 1,739	$ 1,938
Loss and other carryforwards	1,014	1,211
Stock-based compensation	949	1,060
Deferred Tax Assets, Advance Payment	281
Accrued marketing and promotion	266	258
Unrealized loss on financial and foreign exchange transactions	183	352
Fixed assets	139	115
Inventory	49	35
Accrued interest and taxes	48	66
Goodwill and other intangible assets	25	49
Other	814	809
Valuation allowances	(324)	(384)
TOTAL	5,183	5,509
DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	9,530	10,764
Fixed assets	1,590	1,665
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	353	43
Other	149	101
TOTAL	$ 11,622	$ 12,573